Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of detailed information about financial instruments [abstract]
Summary of Financial Assets and Liabilities
Financial assets and liabilities in the consolidated statement of financial position were as follows:

June 30, 2022	Assets/ (Liabilities) at Amortized Cost	Assets/ (Liabilities) at Fair Value through Earnings	Assets at Fair Value through Other Comprehensive Income or Loss	Derivatives Used for Hedging	Total
Cash and cash equivalents	319	142	-	-	461
Trade and other receivables	984	-	-	-	984
Other financial assets - current	12	163	-	-	175
Other financial assets - non-current (see note 13)	28	384	58	78	548
Current indebtedness	(50)	-	-	-	(50)
Trade payables (see note 14)	(153)	-	-	-	(153)
Accruals (see note 14)	(673)	-	-	-	(673)
Other financial liabilities - current (1)(2)	(504)	-	-	-	(504)
Long-term indebtedness	(3,766)	-	-	-	(3,766)
Other financial liabilities - non current (see note 15) (3)	(222)	(19)	-	-	(241)
Total	(4,025)	670	58	78	(3,219)

December 31, 2021	Assets/ (Liabilities) at Amortized Cost	Assets/ (Liabilities) at Fair Value through Earnings	Assets at Fair Value through Other Comprehensive Income or Loss	Derivatives Used for Hedging	Total
Cash and cash equivalents	389	389	-	-	778
Trade and other receivables	1,057	-	-	-	1,057
Other financial assets - current	108	-	-	-	108
Other financial assets - non-current (see note 13)	27	235	68	99	429
Trade payables (see note 14)	(227)	-	-	-	(227)
Accruals (see note 14)	(950)	-	-	-	(950)
Other financial liabilities - current (1)	(174)	(1)	-	-	(175)
Long-term indebtednes s	(3,786)	-	-	-	(3,786)
Other financial liabilities - non current (see note 14) (3)	(215)	(19)	-	-	(234)
Total	(3,771)	604	68	99	(3,000)

(1)	Includes lease liabilities of $59 million (2021 - $64 million).
(2)
Includes a commitment to repurchase up to $400 million of common shares related to the Company’s automatic share purchase
plan with its broker to repurchase the Company’s shares during its internal trading blackout period. See note 16.

(3)	Includes lease liabilities of $193 million (2021 - $197 million).

Summary of Debt and Related Derivative Instruments
The following is a summary of debt and related derivative instruments that hedged the cash flows of debt:

	Carrying Amount		Fair Value
June 30, 2022	Primary Debt Instruments	Derivative Instruments (Asset)	Primary Debt Instruments	Derivative Instruments (Asset)

Commercial paper	50	-	50	-
C$1,400, 2.239% Notes, due 2025	1,081	(78)	1,023	(78)
$600, 4.30% Notes, due 2023	599	-	605	-
$450, 3.85% Notes, due 2024 (1)	241	-	240	-
$500, 3.35% Notes, due 2026	498	-	483	-
$350, 4.50% Notes, due 2043 (1)	117	-	103	-
$350, 5.65% Notes, due 2043	342	-	351	-
$400, 5.50% Debentures, due 2035	396	-	411	-
$500, 5.85% Debentures, due 2040	492	-	515	-
Total	3,816	(78)	3,781	(78)
Current portion	50	-
Long-term portion	3,766	(78)

	Carrying Amount		Fair Value
December 31, 2021	Primary Debt Instruments	Derivative Instruments (Asset)	Primary Debt Instruments	Derivative Instruments (Asset)

C$1,400, 2.239% Notes, due 2025	1,103	(99)	1,119	(99)
$600, 4.30% Notes, due 2023	599	-	631	-
$450, 3.85% Notes, due 2024 (1)	241	-	256	-
$500, 3.35% Notes, due 2026	497	-	531	-
$350, 4.50% Notes, due 2043 (1)	116	-	128	-
$350, 5.65% Notes, due 2043	342	-	478	-
$400, 5.50% Debentures, due 2035	396	-	516	-
$500, 5.85% Debentures, due 2040	492	-	695	-
Total	3,786	(99)	4,354	(99)
Long-term portion	3,786	(99)

(1)	Notes were partially redeemed in October 2018.

Fair Value Hierarchy
The levels used to determine fair value measurements for those instruments carried at fair value in the consolidated statement of financial position are as follows:

June 30, 2022				Total

Assets	Level 1	Level 2	Level 3	Balance

Money market accounts	-	142	-	142

Other receivables (1)	-	-	246	246

Foreign exchange contracts (2)	-	301	-	301

Financial assets at fair value through earnings	-	443	246	689

Financial assets at fair value through other comprehensive income (3)	25	33	-	58

Derivatives used for hedging (4)	-	78	-	78

Total assets	25	554	246	825

Liabilities

Contingent consideration (5)	-	-	(19)	(19)

Financial liabilities at fair value through earnings	-	-	(19)	(19)

Total liabilities	-	-	(19)	(19)

December 31, 2021				Total

Assets	Level 1	Level 2	Level 3	Balance

Money market accounts	-	389	-	389

Other receivables (1)	-	-	235	235

Financial assets at fair value through earnings	-	389	235	624

Financial assets at fair value through other comprehensive income (3)	46	22	-	68

Derivatives used for hedging (4)	-	99	-	99

Total assets	46	510	235	791

Liabilities

Contingent consideration (5)	-	-	(1)	(1)

Foreign exchange contracts (2)	-	(19)	-	(19)

Financial liabilities at fair value through earnings	-	(19)	(1)	(20)

Total liabilities	-	(19)	(1)	(20)

(1)	Receivables under indemnification arrangement (see note 19).
(2)	Relates to the management of foreign exchange risk on a portion of the Company’s indirect investment in LSEG.
(3)	Investments in entities over which the Company does not have control, joint control or significant influence.
(4)	Comprised of fixed-to-fixed cross-currency swaps on indebtedness.
(5)	Obligations to pay additional consideration for prior acquisitions, based upon performance measures contractually agreed at the time of purchase.